Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Details) - Changes in Earnings Per Share (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Details) - Changes in Earnings Per Share [Line Items]
Earnings per share	$ (0.06)	$ 1.84
Reverse stock split impact on Earnings / (loss) per share, basic and diluted (in Dollars)	$ (0.05)	$ 1.58
Scenario, Previously Reported [Member]
Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Details) - Changes in Earnings Per Share [Line Items]
Earnings per share	$ (0.01)	$ 0.26
Scenario, Actual [Member]
Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Details) - Changes in Earnings Per Share [Line Items]
Earnings per share	$ (0.06)	$ 1.84